UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:         811-4570

NAME OF REGISTRANT:                         VANGUARD NEW YORK TAX-FREE FUNDS

ADDRESS OF REGISTRANT:                      PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:      ANNE E. ROBINSON
                                            PO BOX 876
                                            VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

DATE OF FISCAL YEAR END:                    NOVEMBER 30

DATE OF REPORTING PERIOD:                   JULY 1, 2021 - JUNE 30, 2022

 ******************************* FORM N-Px REPORT ******************************
ICA File Number: 81104570B
Reporting Period: 07/01/2021 - 06/30/2022
VANGUARD NEW YORK TAX-FREE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.



================ VANGUARD NEW YORK MUNICIPAL MONEY MARKET FUND =================


BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.

Ticker:       MYN            Security ID:  09255E805
Meeting Date: JUL 29, 2021   Meeting Type: Annual
Record Date:  JUN 01, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Cynthia L. Egan          For       For          Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director Stayce Harris            For       For          Management
1.6   Elect Director J. Phillip Holloman      For       For          Management
1.7   Elect Director R. Glenn Hubbard         For       For          Management
1.8   Elect Director Catherine A. Lynch       For       For          Management
1.9   Elect Director John M. Perlowski        For       For          Management
1.10  Elect Director Karen P. Robards         For       For          Management
1.11  Elect Director Frank J. Fabozzi         For       For          Management
1.12  Elect Director W. Carl Kester           For       For          Management


--------------------------------------------------------------------------------

NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656404
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


--------------------------------------------------------------------------------

NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656503
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


--------------------------------------------------------------------------------

NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656602
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


--------------------------------------------------------------------------------

NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656875
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


--------------------------------------------------------------------------------

NUVEEN NEW YORK QUALITY MUNICIPAL INCOME FUND

Ticker:       NAN            Security ID:  67066X701
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:  /s/Mortimer J. Buckley
        Mortimer J. Buckley*
        Chief Executive Officer, President, and Trustee

Date:   August 26, 2022
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845) and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.